Operating income	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Operating income	Operating income
Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Research tax credit ("CIR")	1,515	1,047	2,665	2,017
Subsidies	4,096	—	4,121	—
Other	18	46	29	70
Total operating income	5,628	1,093	6,815	2,087
Research tax credit (“CIR”)
The Group carries out research and development projects. As such, it has benefited from a research tax credit for the six-month periods ended June 30, 2024 and 2025 for an amount of €2,665 thousand and €2,017 thousand, respectively.
Subsidies
Subsidies primarily relate to the Bpifrance RNP-VIR and CARENA conditional advances, the repayments of which were partly waived by Bpifrance in June 2024, for €1,872 thousand and €2,251 thousand respectively (see Note 3.1).